BREAKDOWN OF TRANSACTIONS WITH NON-CONTROLLING INTERESTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	$ 4.1	$ 15.5
HG Logan Retailers JV
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	1.2	1.6
HG LGA Retailers JV
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	0.7	0.1
HG PHX T3 Retailers 2017 JV
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	0.5	0.2
AMS of South Florida JV
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	0.5	6.9
Other subsidiaries
SummaryOfBreakdownOfTransactionsLineItems [Line Items]
Total	$ 1.2	$ 6.7